PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	[1]	Dec. 31, 2020 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			¥ 466,894			¥ 395,566
Accumulated depreciation and amortization			271,039			248,373
Property, equipment and software, net	$ 22,558		195,855			147,193
Depreciation and amortization expenses	$ 14,065	¥ 91,772	125,850	¥ 147,992
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			38,464			38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			168,711			156,991
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			75,499			54,117
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			140,872			70,276
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software			¥ 43,348			¥ 75,718

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.